Intangible Assets, Net	12 Months Ended
Sep. 30, 2023
Intangible Assets, Net [Abstract]
INTANGIBLE ASSETS, NET

NOTE 9 — INTANGIBLE ASSETS, NET

Intangible assets, net consist of the following:

		As of September 30,
	Useful life	2023	2022
Land use rights	50 years	$246,434	$252,757
Software	3 years	20,687	21,217
Total		267,121	273,974
Less: accumulated amortization		(118,537)	(116,523)
Intangible assets, net		$148,584	$157,451

Amortization expense was $5,098, $5,030 and $5,523 for the years ended September 30, 2023, 2022 and 2021, respectively.

Estimated future amortization expense for intangible assets is as follows:

Years ending September 30,	Amortization expense

2024	$4,929
2025	4,929
2026	4,929
2027	4,929
2028	4,929
Thereafter	123,939
$148,584